Short-term Borrowings (Detail Textuals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	$ 7,591,475	$ 9,165,462
Short-term Debt
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	6,631,710	8,821,730
Maximum | Short-term Debt
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	9,548,789	9,483,795
Monthly Average | Short-term Debt
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	6,024,224	6,229,604
Overnight Advance | Mortgage backed securities
Short-term Debt [Line Items]
Repurchase agreements secured borrowing	5,519,148
Overnight Advance | U.S. government agency bonds
Short-term Debt [Line Items]
Repurchase agreements secured borrowing	590,327
Overnight Advance | Time deposits
Short-term Debt [Line Items]
Repurchase agreements secured borrowing	1,482,000
Overnight Advance | Short-term Debt
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	$ 8,500,000	$ 5,000,000
Federal home loan bank advance rate	0.16%
Secured by Mortgage Loan | Short-term Debt
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	$ 43,561,360